Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Leases

The following is a schedule of the future minimum lease payments by year under the leases as of September 30, 2020:

September 30,	Rent	Office Equipment	Total
2021	$5,863	$332	$6,195
2022	4,865	327	5,192
2023	2,961	129	3,090
2024	1,410	39	1,449
2025 and thereafter	1,385	1	1,386

	$16,484	$828	$17,312

The following is a schedule of the future minimum lease payments by year under the leases as of December 31, 2019:

	Rent	Office Equipment	Total
2020	$6,123	$299	$6,422
2021	4,983	252	5,235
2022	3,957	232	4,189
2023	2,567	96	2,663
2024 and thereafter	2,281	28	2,309

	$19,911	$907	$20,818